Dec. 02, 2019
PIMCO Funds

Supplement Dated December 2, 2019 to the Short Duration Strategy Funds Prospectus
dated July 31, 2019, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Short Asset Investment Fund (the "Fund")

Effective immediately, the table in the "Fees and Expenses of the Fund—Shareholder Fees" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced by the following:

None(1)

[1]	Regular sales charges may apply when Class A shares of the Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of other funds offered by the Trust.

In addition, effective immediately, the Expense Example tables in the Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced by the following:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$39	$122	$213	$480
I-2	$49	$154	$269	$604
I-3	$54	$181	$319	$721
Class M	$39	$122	$213	$480
Administrative Class	$64	$202	$351	$786
Class A	$75	$233	$406	$906